UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-21419
                                                     ---------

                              SPARX Funds Trust
                              -----------------
              (Exact name of registrant as specified in charter)

                360 Madison Avenue, New York, New York, 10017
              (Address of principal executive offices) (Zip code)


                               James W. Cox, Esq.
                      SPARX Investment Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (212) 452-5000
                                                          --------------

                       Date of fiscal year end: October 31
                                                ----------
                     Date of reporting period: July 31, 2004
                                               -------------

                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

SPARX Japan Fund
Statement of Investments
July 31,2004 (Unaudited)

                                SPARX Japan Fund
                      Portfolio of Investments (Unaudited)
                                 July 31, 2004

   SHARES                                                            VALUE
   ------                                                            -----

           COMMON STOCKS                                   90.1%

           BANKS                                            4.7%
       53  Mizuho Financial Group, Inc.                            $200,673

       29  Sumitomo Mitsui Financial Group, Inc.                    174,591
                                                                  ---------
                                                                    375,264
                                                                  ---------

           CHEMICALS                                        9.9%
      140  Dr. Ci:Labo Co., Ltd.                                    228,612
      800  Fuso Chemical Co., Ltd.                                   18,303
    8,000  Harima Chemicals, Inc.                                    54,838
   10,000  Kanto Denka Kogyo Co., Ltd.                               48,360
   29,000  Nippon Valqua Industries, Ltd.                            62,447
    4,800  T&K Toka Co., Ltd.                                       104,221
    2,500  Taisei Lamick Co., Ltd.                                   60,002
   10,000  Takasago International Corporation                        46,835
   19,000  Tateho Chemical Industries Co., Ltd.                      71,598
   30,000  Tosoh Corp.                                               96,631
                                                                  ---------
                                                                    791,847
                                                                  ---------

           COMMUNICATION                                    7.7%
       11  Bandai Networks Co., Ltd.                                112,512
       22  E-System Corp.                                            28,621
       18  Gigno System Japan, Inc.                                  30,039
       59  Intelligent Wave, Inc.                                    95,285
    2,100  NEC Mobiling, Ltd.                                        58,221
      890  Nippon Television Network Corp.                          141,899
       27  Works Applications Co., Ltd.*                             98,596
    4,400  Zenrin Co., Ltd.                                          51,321
                                                                  ---------
                                                                    616,494
                                                                  ---------

           CONSTRUCTION                                     1.5%
   31,000  Sanko Soflan Company, Inc.                               117,931
                                                                  ---------

           ELECTRICAL MACHINERY                             6.1%
         3 Adtec Plasma Technology Co., Ltd.                         37,952
    3,100  Cosel Co., Ltd.                                           79,548
    5,600  Nidec Copal Electronics Corp.                            138,675
    1,000  Nidec Corp.                                               92,863
   11,000  Osaki Electric Co., Ltd.                                  50,630
   14,000  Sanyo Electric Co., Ltd.                                  53,385
        6  Wintest Corp.                                             32,731
                                                                  ---------
                                                                    485,784
                                                                  ---------

           GLASS & CERAMICS                                 1.6%
    2,300  Fujimi, Inc.                                              53,035
   20,000  Nippon Sheet Glass Co., Ltd.                              75,008
                                                                  ---------
                                                                    128,043
                                                                  ---------

           MACHINERY                                        8.2%
    5,000  Daikin Industries, Ltd.                                  123,144
    6,000  Fuji Technica, Inc.                                       48,181
    7,000  Hisaka Works, Ltd.                                        61,235
   25,000  Komatsu, Ltd.                                            147,369
    5,900  Nissei Corporation                                        66,435
   13,200  THK Co., Ltd.                                            212,233
                                                                  ---------
                                                                    658,597
                                                                  ---------

           METAL PRODUCTS                                   2.8%
    9,300  Corona Corp.                                             132,255
   14,000  NHK Spring  Co., Ltd.                                     89,686
                                                                  ---------
                                                                    221,941
                                                                  ---------

           NONFERROUS METALS                                0.2%
    1,700  Asahi Pretec Corp.                                        20,561
                                                                  ---------

   SHARES                                                            VALUE
   ------                                                            -----

           COMMON STOCKS (CONTINUED)

           OTHER                                            0.5%
    1,500  TV Tokyo Corporation                                     $39,029
                                                                  ---------


           OTHER FINANCIAL BUSINESS                         1.1%
       27  Finance All Corporation*
                                                                     93,024
                                                                  ---------


           OTHER PRODUCTS                                   5.6%
    5,000  Arrk Corp.                                               189,314
   23,000  Daiken Corp.                                             105,038
    5,500  Pigeon Corporation                                        92,872
    4,100  Yamaha Corporation                                        62,169
                                                                  ---------
                                                                    449,393
                                                                  ---------

           PRECISION INSTRUMENTS                            1.8%
      500  Hoya Corporation                                          51,366
   18,000  Pentax Corp.                                              95,285
                                                                  ---------
                                                                    146,651
                                                                  ---------

           REAL ESTATE                                      7.7%
       52  Apamanshop. Co., Ltd..                                    78,381
    7,000  Coyo Corporation Co.                                     158,898
   14,000  Mitsui Fudosan Co., Ltd.*                                155,507
    3,000  Tokyu Livable, Inc.                                       70,387
      400  Yasuragi Co., Ltd.*                                       15,432
    3,600  Yasuragi Co., Ltd.*+                                     138,890
                                                                  ---------
                                                                    617,495
                                                                  ---------

           RETAIL                                           9.3%
       30  Bals Corp.                                                56,256
    5,500  F.D.C. Products, Inc.                                     94,352
    2,400  Fast Retailing Co., Ltd.                                 169,037
    5,000  Haruyama Trading Co., Ltd.                                66,798
    3,300  Origin Toshu Co., Ltd.                                    54,183
    1,900  Plenus Co., Ltd.                                          48,670
    6,400  Thanks Japan Corp.                                        51,910
   92,000  Tokyu Department Store Co., Ltd.*                        135,373
    3,100  United Arrows Ltd.                                        68,144
                                                                  ---------
                                                                    744,723
                                                                  ---------

           SECURITIES & COMMODITY FUTURES                   1.1%
   14,000  Daiko Clearing Services Corp.                             86,044
                                                                  ---------

           SERVICES                                        11.1%
    2,900  Aucnet,  Inc.                                             46,080
    5,200  Daiseki Co.,  Ltd.                                        76,655
    7,100  Konami Sports Corporation                                135,369
       16  MOC Corporation                                           91,158
       16  MOC Corporation*+                                        108,385
       12  People Staff Co., Ltd.                                    57,279
      136  Round One Corporation                                    274,550
    3,100  Sogo Medical Co., Ltd.                                    46,894
    3,700  Tsukui Corporation                                        51,788
                                                                  ---------
                                                                    888,158
                                                                  ---------

           TEXTILE & APPAREL                                1.3%
   10,000  Japan Vilene Company, Ltd.                                41,003
   12,000  Komatsu Seiren Co., Ltd.                                  62,231
                                                                  ---------
                                                                    103,234
                                                                  ---------

           TRANSPORT EQUIPMENT                              3.4%
    4,700  Denso Corp.                                              115,123
   11,200  Nissan Motor Co., Ltd.                                   120,788
    1,300  NOK Corp.                                                 39,191
                                                                  ---------
                                                                    275,102
                                                                  ---------

           WAREHOUSING & HARBOR TRANSPORT SERVICES          0.6%
     2500  Kintetsu World Express, Inc.                              44,973
                                                                  ---------

   SHARES                                                            VALUE
   ------                                                            -----

           COMMON STOCKS (CONTINUED)

           WHOLESALE                                        3.9%
      180  Cassina IXC., Ltd.                                       $56,364
    4,800  Misumi Corp.                                             140,828
    2,000  Nichiden Corporation                                      42,169
   11,000  Sumitomo Corporation                                      76,784
                                                                  ---------
                                                                    316,145
                                                                  ---------

           TOTAL COMMON STOCKS  (Cost $6,931,918)                $7,220,433
                                                                 ----------

           SHORT-TERM INVESTMENTS

PRINCIPAL
  AMOUNT                                                             VALUE
---------                                                            -----
           UMB Bank Money Market Fiduciary                  9.1%
 $732,025    (Cost $732,025)                                        732,025
                                                                  ---------

           TOTAL INVESTMENTS                               99.2%
             (Cost $7,663,943)                                   $7,952,458

           CASH AND OTHER ASSETS LESS LIABILITIES           0.8%     66,446
                                                                  ---------

           NET ASSETS                                     100.0% $8,018,904
                                                                 ==========


--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACT OPEN AT JULY 31, 2004
--------------------------------------------------------------------------------

Currency Sold and        Local                     Currency Value    Unrealized
Settlement Date         Currency   U.S. Dollars   in U.S. Dollars    Gain/Loss
--------------------------------------------------------------------------------
Japanese Yen 8/31/04  797,120,094   7,134,031        7,162,399       (28,368)
--------------------------------------------------------------------------------
           Total                                                $    (28,368)
                                                                ================


           *  Non-income producing.
           + When-issued security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SPARX JAPAN FUND
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2004
                                   (UNAUDITED)


Note 1 - Organization

SPARX Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The SPARX Japan Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund currently offers two classes of shares--Investor shares and Institutional shares. Investor shares and Institutional shares are identical, except as to minimum investment requirements and expenses borne by, each class. The Fund commenced operations on October 31, 2003.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its portfolio of investments. These policies are in conformity with generally accepted accounting principles.

   A. INVESTMENT VALUATION

For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there is no such reported sale or the valuation is based on the over-the-counter market, a security will be valued at the mean between the most recent bid and asked quotations. If securities do not have a readily available market quotation, including circumstances under which SPARX determines the market prices are not accurate, such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

   B. FOREIGN CURRENCY

      Values of investments denominated in foreign currencies are converted into U.S. dollars using spot currency rates as quoted by a pricing service on each day the Fund calculates its net asset value. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

                                SPARX JAPAN FUND
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2004
                                   (UNAUDITED)

   C. FORWARD CONTRACTS

      The Fund may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure. (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:   /s/ Eugene L. Podsiadlo
    --------------------------------------------------------------
      Eugene L. Podsiadlo
      President

Date: September 28, 2004
      ------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Eugene L. Podsiadlo
    --------------------------------------------------------------------
      Eugene L. Podsiadlo
      President

Date: September 28, 2004
      ------------------------------------------------------

By:   /s/ Erik C. Kleinbeck
    --------------------------------------------------------------------
      Erik C. Kleinbeck
      Treasurer

Date: September 28, 2004
      ------------------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)